Details of Significant Accounts - Summary of Other Income and Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Other Income Expenses [Abstract]
Government subsidy income (Note 1 and 2)	$ 47	$ 1,420	$ 21,100	$ 14,206
Others	489	14,629	5,128	6,942
Other income and expenses	$ 536	$ 16,049	$ 26,228	$ 21,148